GOF P4 03/20

SUPPLEMENT DATED March 10, 2020

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Federal Tax-Free Income Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin Strategic Series

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Templeton Global Investment Trust

Templeton Global Balanced Fund

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The prospectus is amended as follows:

1

I.      For all Funds except Templeton Global Balanced Fund, the footnote beginning with “There is 0.75% contingent deferred sales charge…” under “Fees and Expenses of the Fund - Shareholder Fees” table in the “Fund Summary” is replaced with the following:

There is a 1.00% contingent deferred sales charge (CDSC) that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

II.     For Templeton Global Balanced Fund, the first footnote under “Fees and Expenses of the Fund - Shareholder Fees” table in the “Fund Summary” is replaced with the following:

There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $1 million or more for Class A shares (see "Investments of $1 Million or More" under "Choosing a Share Class") and $500,000 or more for Class A1 shares (see "Investments of $500,000 or More" for Class A1 shares under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

III.   Class A (except for Templeton Global Balanced Fund) and Class A1, as applicable, in the first chart under the “Your Account – Choosing a Share Class” section is replaced with the following:

Class A	Class A1
Initial sales charge of 3.75% or less	Initial sales charge of 3.75% or less
Deferred sales charge of 1.00% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1.00% on purchases of $500,000 or more sold within 18 months
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees

IV.   For all Funds except Templeton Global Balanced Fund, the following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A and A1 – Investments of $500,00 or More” section:

Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A & A1 shares without an initial sales charge.  However, there is a 1.00% CDSC on any shares you sell on or after March 10, 2020 within 18 months of purchase.  For all redemptions prior to March 10, 2020, this CDSC was 0.75%.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C”).

V.    For Templeton Global Balanced Fund, the following replaces the “Your Account – Choosing a Shares Class – Sales Charges - Investments of $500,00 or More for Class A1 Shares” section:

Investments of $500,000 or More for Class A1 Shares

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A1 shares without an initial sales charge.  However, there is a 1.00% CDSC on any shares you sell within 18 months of purchase.  For all redemptions prior to March 10, 2020, this CDSC was 0.75%.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, A1 & C”).

Please keep this supplement with your prospectus for future reference.